INTANGIBLE ASSETS (Details) - Bitcoin - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning	$ 443	$ 108,956
Foreign Exchange Movement	24	833
Crypto assets purchased and received		264
Crypto assets mined	50,558	60,172
Total additions	50,582	61,269
Transferred to/from intangible assets		420
Crypto assets sold	(51,378)	(114,646)
Total disposals	(51,378)	(114,226)
Gain/(loss) on crypto asset sales	738	(55,410)
Movements on crypto assets held at the year end		(145)
Total fair value movements	738	(55,555)
Balance at the end	$ 385	$ 443